Securities Available for Sale - Schedule of Available For Sale Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Amortized Cost
Due in one year or less	$ 76,162	$ 7,207	$ 1,497
Due after one year through five years	272,043	223,282	6,988
Due after five years through ten years	4,996	6,299	6,917
Due after ten years		0	0
Amortized Cost	353,201	236,788	15,402
Securities without contractual maturities, Amortized Cost	1,006	1,006	5,449
Amortized Cost	1,399,087	1,351,157	1,491,674
Fair Value
Due in one year or less	76,620	7,218	1,514
Due after one year through five years	275,766	223,140	7,123
Due after five years through ten years	5,062	6,429	6,908
Due after ten years		0	0
Fair Value	357,448	236,787	15,545
Securities without contractual maturities, Fair Value	1,039	1,040	5,460
Fair Value	1,402,508	1,341,242	1,480,449
Mortgage-backed securities
Amortized Cost
Amortized Cost	1,044,880	1,113,363	1,470,823
Fair Value
Fair Value	$ 1,044,021	$ 1,103,415	$ 1,459,444